Distribution Date: Nov 26, 2007
DISTRIBUTION PACKAGE
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
EMC Mortgage Corp
May 25, 2007
April 30, 2007
April 01, 2007
Bear, Stearns & Co.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report (No Prepayments)

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Maryellen Hunter
Account Administrator
(617) 603-6401
maryellen.hunter@usbank.com
Distribution Date:
26-Nov-07
Accrual Period: Begin End
Determination Date 16-Nov-07 Offered Certificates 10/1/2007 10/31/2007
Record Date: Offered Certificates 31-Oct-07
Payment Detail
Pass
Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Class
Rate
Class Principal Amount
Class Principal Amount
Paid
Paid
Paid
Losses
Class Principal Amount
A-1 6.00000% $261,122,000.00 $232,809,873.67 $3,005,681.57 $1,164,049.37 $4,169,730.94 $0.00 $229,804,192.10
A-2 6.00000% $20,605,000.00 $20,605,000.00 $0.00 $103,025.00 $103,025.00 $0.00 $20,605,000.00
A-3 6.00000% $33,190,900.00 $33,190,900.00 $0.00 $165,954.50 $165,954.50 $0.00 $33,190,900.00
B-1 6.00000% $5,476,000.00 $5,447,592.96 $4,931.94 $27,237.96 $32,169.90 $0.00 $5,442,661.02
B-2 6.00000% $2,987,000.00 $2,971,504.78 $2,690.23 $14,857.52 $17,547.75 $0.00 $2,968,814.55
B-3 6.00000% $1,659,000.00 $1,650,393.85 $1,494.17 $8,251.97 $9,746.14 $0.00 $1,648,899.68
B-4 6.00000% $1,825,000.00 $1,815,532.71 $1,643.68 $9,077.66 $10,721.34 $0.00 $1,813,889.03
B-5 6.00000% $1,328,000.00 $1,321,110.94 $1,196.06 $6,605.55 $7,801.61 $0.00 $1,319,914.88
B-6 6.00000% $830,857.53 $826,547.42 $748.31 $4,132.74 $4,881.05 $0.00 $825,799.11
X* 0.24339% $331,901,017.06 $303,399,238.91 $0.00 $61,537.70 $61,537.70 $0.00 $300,373,605.22
PO N/A $2,877,159.53 $2,760,782.56 $7,247.73 $0.00 $7,247.73 $0.00 $2,753,534.83
R 6.00000% $100.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
TOTAL: $331,901,017.06 $303,399,238.89 $3,025,633.69 $1,564,729.97 $4,590,363.66 $0.00 $300,373,605.20
*Notional Balance
AMOUNTS PER $1,000 UNIT
Beginning
Principal
Interest
Total
Realized
Ending
Cumulative
Class
Cusip
Class Principal Amount
Paid
Paid
Paid
Losses
Class Principal Amount
Losses
A-1 74162JAA5 $891.57510156 11.51064089 4.45787551 15.96851640 0.00000000 $880.06446067 $0.00
A-2 74162JAB3 $1,000.00000000 0.00000000 5.00000000 5.00000000 0.00000000 $1,000.00000000 $0.00
A-3 74162JAC1 $1,000.00000000 0.00000000 5.00000000 5.00000000 0.00000000 $1,000.00000000 $0.00
B-1 74162JAD9 $994.81244704 0.90064646 4.97406136 5.87470782 0.00000000 $993.91180058 $0.00
B-2 74162JAE7 $994.81244727 0.90064613 4.97406093 5.87470706 0.00000000 $993.91180114 $0.00
B-3 74162JAF4 $994.81244726 0.90064497 4.97406269 5.87470766 0.00000000 $993.91180229 $0.00
B-4 74162JAL1 $994.81244384 0.90064658 4.97406027 5.87470685 0.00000000 $993.91179726 $0.00
B-5 74162JAM9 $994.81245482 0.90064759 4.97405873 5.87470633 0.00000000 $993.91180723 $0.00
B-6 74162JAN7 $994.81245599 0.90064779 4.97406577 5.87471356 0.00000000 $993.91180820 $0.00
X* 74162JAG2 $914.12566794 0.00000000 0.18540980 0.18540980 0.00000000 $905.00959557 $0.00
PO 74162JAH0 $959.55143648 2.51905740 0.00000000 2.51905740 0.00000000 $957.03237908 $0.00
R 74162JAJ6 $0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 $0.00000000 $0.00
STRUCTURED ASSET MORTGAGE INVESTMENTS II, INC.
PRIME MORTGAGE TRUST, CERTIFICATES, SERIES 2007-2
STATEMENT TO CERTIFICATEHOLDERS
Pursuant to Section 6.05 of the PSA dated as of April 1, 2007

Contact:
Maryellen Hunter
Account Administrator
(617) 603-6401
maryellen.hunter@usbank.com
STRUCTURED ASSET MORTGAGE INVESTMENTS II, INC.
PRIME MORTGAGE TRUST, CERTIFICATES, SERIES 2007-2
STATEMENT TO CERTIFICATEHOLDERS
Pursuant to Section 6.05 of the PSA dated as of April 1, 2007
Interest Detail:
Interest
Previous
Total
Current
Non-Supported
Relief
Cumulative
Pass-Through
Accrued @
Unpaid Interest
Interest
Unpaid Interest
Interest
Act
Unpaid Interest
Class
Rate
Pass-Through Rate
Shortfalls
Paid
Shortfalls
Shortfalls
Reductions
Shortfall
A-1 6.000000% $1,164,049.37 $0.00 $1,164,049.37 $0.00 $0.00 $0.00 $0.00
A-2 6.000000% $103,025.00 $0.00 $103,025.00 $0.00 $0.00 $0.00 $0.00
A-3 6.000000% $165,954.50 $0.00 $165,954.50 $0.00 $0.00 $0.00 $0.00
B-1 6.000000% $27,237.96 $0.00 $27,237.96 $0.00 $0.00 $0.00 $0.00
B-2 6.000000% $14,857.52 $0.00 $14,857.52 $0.00 $0.00 $0.00 $0.00
B-3 6.000000% $8,251.97 $0.00 $8,251.97 $0.00 $0.00 $0.00 $0.00
B-4 6.000000% $9,077.66 $0.00 $9,077.66 $0.00 $0.00 $0.00 $0.00
B-5 6.000000% $6,605.55 $0.00 $6,605.55 $0.00 $0.00 $0.00 $0.00
B-6 6.000000% $4,132.74 $0.00 $4,132.74 $0.00 $0.00 $0.00 $0.00
X* 0.243393% $61,537.70 $0.00 $61,537.70 $0.00 $0.00 $0.00 $0.00
R 6.000000% $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
TOTAL: $1,564,729.97 $0.00 $1,564,729.97 $0.00 $0.00 $0.00 $0.00
* All interest calculated on a 30/360 Basis

Contact:
Maryellen Hunter
Account Administrator
(617) 603-6401
maryellen.hunter@usbank.com
STRUCTURED ASSET MORTGAGE INVESTMENTS II, INC.
PRIME MORTGAGE TRUST, CERTIFICATES, SERIES 2007-2
STATEMENT TO CERTIFICATEHOLDERS
Pursuant to Section 6.05 of the PSA dated as of April 1, 2007
Principal Distributions and Mortgage Loan Balance:
Certificate principal percentages:
Beginning Balance as of 10/1/2007 $303,399,238.91 Senior Percentage 95.332373%
Scheduled Principal $277,835.82 Senior Prepayment Percentage 100.000000%
Prepayments $1,536,030.13 Subordinate Percentage 4.667627%
Liquidation Proceeds $0.00 Subordinate Prepayment Percentage 0.000000%
Subsequent Recoveries $0.00
Insurance Proceeds $0.00
Repurchased Principal $1,211,767.74
Reconciliation:
Total Principal Remittance $3,025,633.69
Current Realized Losses $0.00 Available funds deposited to the Collection Account (A):
Ending Balance as of 10/31/2007 $300,373,605.22 Aggregate Servicer remittance
$4,593,397.67
$4,593,397.67
Cumulative Realized Losses $0.00
Distributions (B):
Trustee fee withdrawn from the Certificate Account
$3,033.99
Total Interest distributed from the Certificate Account $1,564,729.97
Scheduled Interest and reductions from:
Total Principal distributed from the Certificate Account $3,025,633.69
Total Amount withdrawn/distributed from the Certificate Account $4,593,397.65
Scheduled Interest $1,633,387.54
Less Servicing Fee $63,208.19 (A)-(B): $0.02
Less LPMI Fee $2,415.37
Less Net Prepayment Interest Shortfall $0.00
Less Relief Act Interest Shortfall $0.00
Step-Down Test Conditions:
Less Reimbursements to the Trustee $0.00 Relevant information:
Less Reimbursements to the Custodian $0.00 A) Outstanding Balance of 60+ days delinq, Foreclosures and REOs (avg. over six preceding periods) $2,780,160.87
Less Trustee Fee $3,033.99 B) Current Certificate Balance of the Subordinate Certificates $14,032,682.66
Total Interest Distribution $1,564,729.99 C) Delinquency Rate (A/B) 19.81204%
D) Applicable Limit 50.00%
Miscellaneous:
E) Cumulative Realized Losses to date $0.00
F) Original Certificate Balance of the Subordinate Certificates $14,105,857.53
Cumulative Repurchase Count 4.00 G) Cumulative Realized Loss Percentage (E/F) 0.00%
Cumulative Repurchase Principal $2,582,163.14 H) Percentage of Original Subordinate Certificate Balance 100%
Cumulative Substitution Count 0.00
Cumulative Substitution Principal $0.00
A Senior Step Down will occur if either (1) or (2) is True:
1) The Delinquency Rate is not equal to or greater than Applicable Percentage (C >= D)
NO
Current Monthly Servicing Advances $1,508,129.36 2) The Cum.. Realized Loss %tage does not exceed the %tage of Original Subordinate Certificate Balance (G<H) NO
Cumulative Monthly Servicing Advances Outstanding $0.00
NO
Average Loss Severity Percentage 0.00%
Compensating Interest Payment $0.00
Account Activity

Distribution Date: Nov 26, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
303,399,238.91
3,025,633.69
0.00
300,373,605.22
277,835.82
1,080,912.39
455,117.74
0.00
1,211,767.74
3,025,633.69
1,633,387.54
65,623.56
0.00
0.00
0.00
0.00
0.00
1,567,763.98
0.00
0.00
4,593,397.67
661
656
0.9050095956
6.46035%
6.18880%
6.18880%
0.00
0.00
0.00
0.00
0.00
0
2
0.00
0.00
63,208.19
2,415.37
0.00
0.00
0.00
0.00
0.00

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance
%
0K to 99.99K
24 1,974,129.61 0.66%
100K to 199.99K
100 15,160,013.00 5.05%
200K to 299.99K
70 17,055,222.84 5.68%
300K to 399.99K
55 18,920,126.62 6.30%
400K to 499.99K
133 60,923,580.38 20.28%
500K to 599.99K
120 65,459,431.58 21.79%
600K to 699.99K
69 44,493,866.08 14.81%
700K to 799.99K
39 28,907,837.73 9.62%
800K to 899.99K
15 12,632,696.44 4.21%
900K to 999.99K
21 20,290,895.44 6.76%
1000K to 1099.99K
2 2,000,000.00 0.67%
1300K to 1399.99K
2 2,708,036.99 0.90%
1400K to 1499.99K
3 4,420,611.50 1.47%
1500K to 1599.99K
1 1,580,473.90 0.53%
1800K to 1899.99K
1 1,855,183.16 0.62%
1900K to 1999.99K
1 1,991,499.95 0.66%
Total
656
300,373,605.22
100.00%
Remaining Principal Balance
Balance
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
60.00M
70.00M
Group 1
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K 1800K to 1899.99K 1900K to 1999.99K
Balance

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
5.00% - 5.49%
1 543,066.84 0.18%
5.50% - 5.99%
27 17,310,946.40 5.76%
6.00% - 6.49%
298 143,589,799.30 47.80%
6.50% - 6.99%
266 116,079,769.78 38.65%
7.00% - 7.49%
54 19,418,041.81 6.46%
7.50% - 7.99%
8 2,851,028.35 0.95%
8.00% - 8.49%
1 127,105.90 0.04%
8.50% - 8.99%
1 453,846.84 0.15%
Total
656
300,373,605.22
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 6.46%
Count
Balance ($)
%
Condominium
46 17,879,760.73 5.95%
Cooperative
15 3,003,257.85 1.00%
High Rise Condo
1 109,245.72 0.04%
Multifamily
12 6,681,575.34 2.22%
Planned Unit Developmen
163 80,884,939.02 26.93%
Single Family
419 191,814,826.56 63.86%
Total
656
300,373,605.22
100.00%
Property Type
Type
Count
Balance ($)
%
2006
24 13,645,026.96 4.54%
2007
632 286,728,578.26 95.46%
Total
656
300,373,605.22
100.00%
Year of First Payment Date
Year

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
15.00%-19.99%
1 99,465.93 0.03%
20.00%-24.99%
4 2,137,298.47 0.71%
25.00%-29.99%
3 618,551.38 0.21%
30.00%-34.99%
3 1,248,460.47 0.42%
35.00%-39.99%
8 3,081,538.07 1.03%
40.00%-44.99%
4 1,810,771.66 0.60%
45.00%-49.99%
14 7,187,070.01 2.39%
50.00%-54.99%
21 11,957,628.45 3.98%
55.00%-59.99%
35 18,922,060.92 6.30%
60.00%-64.99%
35 19,533,946.56 6.50%
65.00%-69.99%
38 20,841,512.68 6.94%
70.00%-74.99%
62 34,094,825.11 11.35%
75.00%-79.99%
110 51,468,370.78 17.13%
80.00%-84.99%
278 117,708,937.10 39.19%
85.00%-89.99%
10 2,632,718.16 0.88%
90.00%-94.99%
14 3,568,066.04 1.19%
95.00%-99.99%
4 996,995.48 0.33%
100.0%-105.0%
12 2,465,387.95 0.82%
Total
656
300,373,605.22
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 72
Count
Balance ($)
%
0 - 24
656 300,373,605.22 100.00%
Total
656
300,373,605.22
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 1
Count
Balance ($)
%
145 - 168
3 1,500,282.53 0.50%
169 - 192
62 30,170,179.66 10.04%
217 - 240
1 433,935.97 0.14%
337 - 360
590 268,269,207.06 89.31%
Total
656
300,373,605.22
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 331

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
169 - 192
47 27,255,820.71 9.07%
217 - 240
1 433,935.97 0.14%
337 - 360
591 267,111,946.21 88.93%
457 - 480
17 5,571,902.33 1.85%
Total
656
300,373,605.22
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 346
Count
Balance ($)
%
169 - 192
65 31,670,462.19 10.54%
217 - 240
1 433,935.97 0.14%
337 - 360
590 268,269,207.06 89.31%
Total
656
300,373,605.22
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 341

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Balance ($)
%
ALABAMA
3 1,356,140.77 0.45%
ARIZONA
43 19,365,408.07 6.45%
ARKANSAS
1 112,961.26 0.04%
CALIFORNIA
145 77,297,379.06 25.73%
COLORADO
9 3,402,953.38 1.13%
CONNECTICUT
9 4,962,233.25 1.65%
DELAWARE
2 974,970.00 0.32%
DISTRICT OF COLUMBIA
9 5,708,839.86 1.90%
FLORIDA
37 17,813,016.40 5.93%
GEORGIA
20 8,517,693.57 2.84%
HAWAII
1 865,000.00 0.29%
IDAHO
4 1,018,195.74 0.34%
ILLINOIS
31 13,107,692.79 4.36%
INDIANA
6 1,831,382.53 0.61%
IOWA
2 328,399.33 0.11%
KANSAS
2 371,214.67 0.12%
KENTUCKY
2 592,579.32 0.20%
LOUISIANA
4 1,054,325.88 0.35%
MAINE
5 1,297,037.33 0.43%
MARYLAND
36 18,806,827.24 6.26%
MASSACHUSETTS
19 9,371,840.41 3.12%
MICHIGAN
19 4,512,121.51 1.50%
MINNESOTA
9 3,219,505.39 1.07%
MISSISSIPPI
2 678,262.54 0.23%
MISSOURI
5 1,230,070.12 0.41%
MONTANA
2 1,640,412.76 0.55%
NEVADA
20 10,724,203.33 3.57%
NEW HAMPSHIRE
3 758,290.42 0.25%
NEW JERSEY
17 7,273,118.26 2.42%
NEW MEXICO
1 1,580,473.90 0.53%
NEW YORK
66 29,897,376.60 9.95%
NORTH CAROLINA
13 6,901,509.82 2.30%
OHIO
9 2,179,600.57 0.73%
OKLAHOMA
2 620,761.67 0.21%
OREGON
18 6,133,184.70 2.04%
PENNSYLVANIA
11 4,692,211.41 1.56%
SOUTH CAROLINA
4 1,808,393.81 0.60%
TENNESSEE
4 1,182,075.75 0.39%
TEXAS
14 4,155,348.19 1.38%
UTAH
6 2,581,713.09 0.86%
VERMONT
1 830,487.29 0.28%
VIRGINIA
26 13,855,851.72 4.61%
WASHINGTON
11 4,931,905.14 1.64%
WEST VIRGINIA
1 198,087.05 0.07%
WISCONSIN
1 494,643.43 0.16%
WYOMING
1 137,905.89 0.05%
Total
656
300,373,605.22
100.00%
Geographic Distribution by State
State

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
0
4
8
12
16
20
24
28
CALIFORNIA
NEW YORK
ARIZONA
MARYLAND
FLORIDA
VIRGINIA
ILLINOIS
NEVADA
MASSACHUSETTS
GEORGIA
NEW JERSEY
NORTH CAROLINA
OREGON
DISTRICT OF
COLUMBIA
CONNECTICUT
WASHINGTON
PENNSYLVANIA
MICHIGAN
TEXAS
COLORADO
MINNESOTA
UTAH
OHIO
INDIANA
SOUTH CAROLINA
MONTANA
NEW MEXICO
ALABAMA
MAINE
MISSOURI
TENNESSEE
LOUISIANA
IDAHO
DELAWARE
HAWAII
VERMONT
NEW HAMPSHIRE
MISSISSIPPI
OKLAHOMA
KENTUCKY
WISCONSIN
KANSAS
IOWA
WEST VIRGINIA
WYOMING
ARKANSAS
%
Collateral Balance Distribution by State
GROUP 1

Distribution Date: Nov 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
643
294,749,405.54
97.93%
294,965,326.60
8
3,143,900.86
1.04%
3,150,619.74
4
1,415,958.02
0.47%
1,419,415.25
1
742,318.30
0.25%
745,286.11
0
0.00
0.00%
0.00
656
300,051,582.72
99.70%
300,280,647.70
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
1
265,000.00
0.09%
265,000.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
265,000.00
0.09%
265,000.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
650,000.00
0.22%
650,000.00
1
650,000.00
0.22%
650,000.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
644
295,014,405.54
98.02%
295,230,326.60
8
3,143,900.86
1.04%
3,150,619.74
4
1,415,958.02
0.47%
1,419,415.25
1
742,318.30
0.25%
745,286.11
1
650,000.00
0.22%
650,000.00
658
300,966,582.72
100.00%
301,195,647.70
Current
30 - 59
days
60 - 89
days
90 - 120
days
120 + days
Current 98.0%
30 - 59 days 1.0%
60 - 89 days 0.5%
90 - 120 days 0.2%
120 + days 0.2%
Total: 100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Nov 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Delinquent
8 3,143,900.86 52.82% 4 1,415,958.02 23.79% 1 742,318.30 12.47% 0 0.00 0.00%
13
5,302,177.18
89.08%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 1 650,000.00 10.92%
1
650,000.00
10.92%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
8
3,143,900.86
52.82%
4
1,415,958.02
23.79%
1
742,318.30
12.47%
1
650,000.00
10.92%
14
5,952,177.18
100.00%
52.82
23.79
12.47
10.92
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
Group 1
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
89.08
0.00
10.92
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
20
40
60
80
100
Group 1
0
20
40
60
80
100
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Nov 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
June 2007
July 2007
August 2007
September 2007
October 2007
November 2007
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
6 3,005,426.20 8 3,960,123.67 9 3,368,484.99 9 3,210,665.71 9 2,933,519.53 8 3,143,900.86
60 - 89 days
3 1,910,687.66 3 1,979,286.11 2 1,149,999.00 2 1,308,809.91 3 1,441,179.00 4 1,415,958.02
90 - 120 days
0 0.00 0 0.00 2 1,297,476.75 2 1,149,999.00 0 0.00 1 742,318.30
120 + days
0 0.00 0 0.00 0 0.00 1 712,910.90 3 1,862,340.57 1 650,000.00
Bankruptcy
0 0.00 0 0.00 1 265,000.00 1 265,000.00 1 265,000.00 1 265,000.00
Foreclosure
0 0.00 0 0.00 0 0.00 1 712,910.90 3 1,862,340.57 1 650,000.00
REO
0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
120 + days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
REO
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
Foreclosure
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Balance ($)
Bankruptcy

Distribution Date: Nov 26, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Current
10.35%
2,747,797.87
3 Month
8.33%
6 Month
9.95%
Life CPR
14.83%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
3 Month
0.00%
6 Month
0.00%
Life CDR
0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Group 1
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Group 1
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Group 1
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
5/
1/
20
07
6/
1/
20
07
7/
1/
20
07
8/
1/
20
07
9/
1/
20
07
10
/1
/2
00
7
11
/1
/2
00
7
Group 1
Total
Amount ($)

Distribution Date: Nov 26, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Bankruptcy
Count
Balance ($)
%
1 265,000.00 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
16963627 265,000.00 265,000.00 6.88% 11/01/2007 360 KS 1
Total:
1
265,000.00
265,000.00

Distribution Date: Nov 26, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Foreclosure
Count
Balance ($)
%
1 650,000.00 100.00%
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
16963603 650,000.00 650,000.00 6.75% 06/01/2007 360 NC 1
Total:
1
650,000.00
650,000.00

Distribution Date: Nov 26, 2007
REO LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Nov 26, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
5 2,311,360.00 2,292,680.13 0.00 303,399,238.91
0.76%
99.24%
1
Prepayment 0.76%
Liquidation 0.00%
Beginning Balance 99.24%
Total: 100.00%
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayments
Incl Curtail
Loan Num
State Lien
16963869 152,000.00 148,000.00
148,000.00 0.00 0.00 0.00 Voluntary PIF
11/12/2007 0.00 6.250% 0.00 OR 1
17056268 716,800.00 712,341.57
711,768.74 0.00 0.00 0.00 Repurch
10/31/2007 572.83 7.375% 0.00 FL 1
17056314 500,000.00 499,999.00
499,999.00 0.00 0.00 0.00 Repurch
10/31/2007 0.00 7.375% 0.00 TX 1
17089560 448,000.00 444,977.50
444,536.67 0.00 0.00 0.00 Voluntary PIF
11/14/2007 440.83 6.250% 0.00 CA 1
16963564 494,560.00 488,833.74
488,375.72 0.00 0.00 0.00 Voluntary PIF
10/17/2007 458.02 6.750% 0.00 NY 1
Total:
5
2,311,360.00
2,294,151.81
1,471.68
2,292,680.13
0.00
0.00
0.00
0.00

Distribution Date: Nov 26, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Nov 26, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Prime Mortgage Trust 2007-2
Maryellen Hunter
Account Administrator
617-603-6401
maryellen.hunter@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches. #